Summary of Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 12,084	$ 15,743
Less: Allowance for credit losses	(98)	(39)
Accounts receivable, net	$ 11,986	$ 15,704